Securities - Summary of Classification of Securities (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	$ 23,760	$ 21,354
Fair value through other comprehensive income (FVOCI) securities	137,070	113,209
Amortized cost securities	92,978	96,610
Total	458,626	423,476
Interest of trade securities in collateralized mortgage obligations	44,346	32,048
Debt securities
Schedule of Securities By Classification [Line Items]
Allowance for credit losses of FVOCI securities	6	6
Allowance for credit losses of amortized cost	3	4
FVTPL securities mandatorily measured at fair value
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	8,425	7,818
FVTPL investment securities held by Insurance subsidiaries designated at fair value
Schedule of Securities By Classification [Line Items]
Total FVTPL securities	15,335	13,536
Trading Securities
Schedule of Securities By Classification [Line Items]
Trading securities	$ 204,818	$ 192,303